10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2020			2019			2018
	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end
To a director for:
investor relations	$231,000	$545,662	$16,980	$-	$-	$1,195	$62,000	$-	$1,378
consulting (a)	-	-	-	-	-	-	28,000	-	-
consulting (b)	900	-	-	1,125	-	-	900	-	-

To an officer of the company (c)	42,313	-	2,218	25,560	75,426	1,496	38,605	66,419	1,300

	$274,213	$545,662	$19,198	$26,685	$75,426	$2,691	$129,505	$66,419	$2,678

a)fees for project management services which have been capitalized to subcontracts on the Morrison claims and option based payments and other services which have been allocated to operating expenses as consulting fees.

b)fees for services which have been allocated to operating expenses as consulting fees.

c)for accounting and management services.